Total
GMO Emerging Country Debt Fund
GMO Emerging Country Debt Fund

GMO TRUST

Amended and Restated Supplement dated March 6, 2020 to the
GMO Trust Prospectus, dated June 30, 2019, as supplemented

This supplement amends and restates all prior supplements to the GMO Trust Prospectus, dated June 30, 2019 (the “Prospectus”).

GMO Emerging Country Debt Fund

The section appearing on page 86 of the Prospectus captioned “Investment objective” is replaced in its entirety with the following:

Investment objective
Total return in excess of that of its benchmark, the J.P. Morgan EMBI Global Diversified.

The paragraph appearing on page 87 of the Prospectus immediately preceding the section captioned “Principal risks of investing in the Fund” is replaced in its entirety with the following:

GMO normally seeks to maintain an interest rate duration for the Fund that is similar to that of its benchmark (approximately 7.5 years as of 12/31/19). For an additional discussion of duration, see “Additional Information About the Funds’ Investment Strategies, Risks, and Expenses – Bond Funds – Duration.”